INCOME TAXES - Summary of principle components of deferred tax assets and deferred taxes liability (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Deductible temporary difference related to advertising expenses	¥ 458,991	¥ 51,607
Net operating loss carrying forwards	160,919	19,461
Transfer of intangible assets	1,679	0
Accrued liabilities	300	0
Total deferred tax assets	621,889	71,068
Less: valuation allowance	(573,565)	(40,352)	¥ (42,797)	¥ (31,387)
Deferred tax assets, net	48,324	30,716
Deferred tax liabilities
Building and land use right	72,447	0
Intangible assets	3,287	25
Deferred revenue	2,750	0
Unrecognized gains of available-for-sale investments	213	0
Total deferred tax liabilities	¥ 78,697	¥ 25